Related Party Transactions (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		¥ 5,432	$ 788	¥ 1,368
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		60	9	3,487
Amounts due to related parties, current:
Amounts due to related parties, current		5,067	735	1,764
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		99	14	3,268
Related Party B
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	3,730	541	375
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[1]	0	0	3,405
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	3,912	567	457
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[3]	0	0	3,139
Related Party D
Amounts due from related parties, current:
Amounts due from related parties, current	[4]	1,059	154	129
Related Party F
Amounts due to related parties, current:
Amounts due to related parties, current	[3]	66	10	305
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[5]	98	14	128
Other Related Parties
Amounts due from related parties, current:
Amounts due from related parties, current	[6]	306	44	350
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[7]	60	9	82
Amounts due to related parties, current:
Amounts due to related parties, current	[5]	1,089	158	1,002
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[8]	1	0	1
Related Party C
Amounts due from related parties, current:
Amounts due from related parties, current	[9]	¥ 337	$ 49	¥ 514

[1]	The balances represent amounts arising from non-trade loans due from Related Party B with interest rates ranging from 0.00% to 0.50%, which were reclassified to current liability within one year in 2022, and online marketing services, cloud services and other services the Company provided to Related Party B.
[2]	The balance represents amount due to Related Party B arising from services provided by Related Party B to the Company in the ordinary course of business and non-trade loans provided by Related Party B with interest rates of nil, which were reclassified to current liability within one year in 2022.
[3]	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Related Party F which is an equity method investee.
[4]	The balance mainly represents non-trade loans due from Related Party D with interest rates of 3.465%, which was fully repaid in January 2023, unsettled receivables, and technical services provided to Related Party D.
[5]	The balances mainly represent amounts arising from services including advertising services and licensing of content assets provided by the Company’s investees and non-trade amounts payable for acquiring the equity interest of the Company’s investees.
[6]	The balances mainly represent amounts arising from intelligent driving services, cloud services and other services the Company provided to its investees in ordinary course of business.
[7]	The balance consists of amount due from the Company’s investees in the ordinary course of business.
[8]	The balance mainly represents deferred revenue relating to the future services to be provided by the Company to various investees.
[9]	The balance mainly represents online marketing services provided to Related Party C.